UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22700

Exchange Traded Concepts Trust II

 (Exact name of registrant as specified in charter)

2545 South Kelly Avenue, Suite C, Edmond, Oklahoma	73013
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:       (405) 778-8377

Date of fiscal year end:         April 30

Date of reporting period:       January  31, 2014

Item 1. Schedule of Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2014
SCHEDULES OF PORTFOLIO INVESTMENTS	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS 100.0%
Consumer Discretionary 12.4%
Amazon.com, Inc. *	602	215,931
AutoNation, Inc. *	104	5,137
AutoZone, Inc. *	56	27,723
Bed Bath & Beyond, Inc. *	349	22,284
Best Buy Co., Inc.	444	10,452
BorgWarner, Inc.	370	19,869
Cablevision Systems Corp., Class A	348	5,582
Carnival Corp.	712	27,903
CBS Corp., Class B	907	53,259
Chipotle Mexican Grill *	50	27,598
Coach, Inc.	456	21,838
Coca-Cola Enterprises, Inc.	392	16,970
Comcast Corp., Class A	4,237	230,704
D.R. Horton, Inc.	462	10,848
Darden Restaurants, Inc.	212	10,481
Delphi Automotive PLC	455	27,705
DIRECTV *	794	55,127
Discovery Communications, Inc., Class A *	366	29,199
Dollar General Corp. *	479	26,977
Dollar Tree, Inc. *	338	17,076
Expedia, Inc.	167	10,852
Family Dollar Stores, Inc.	159	9,829
Ford Motor Co.	6,413	95,938
Fossil Group, Inc. *	79	8,835
Gamestop Corp.	190	6,663
Gannett Co., Inc.	370	10,186
Gap, Inc.	430	16,374
Garmin, Ltd.	199	8,965
General Motors Co. *	1,851	66,784
Genuine Parts Co.	250	20,563
Goodyear Tire & Rubber Co.	401	9,488
Graham Holdings Co. *	6	3,756
H&R Block, Inc.	444	13,498
Harley-Davidson, Inc.	359	22,147
Harman International Industries, Inc.	109	11,274
Hasbro, Inc.	187	9,185
International Game Technology	404	5,830
Johnson Controls, Inc.	1,113	51,331
Kohl's Corp.	327	16,556
L Brands, Inc.	396	20,735
Leggett & Platt, Inc.	229	6,875
Lennar Corp.	271	10,883
Lowe's Cos., Inc.	1,700	78,693
Macy's, Inc.	599	31,867
Marriott International, Inc., Class A	365	17,995
Mattel, Inc.	550	20,812
McDonald's Corp.	1,617	152,272
McGraw-Hill Cos., Inc.	440	33,458
Michael Kors Holdings, Ltd. *	291	23,260
Mohawk Industries, Inc. *	100	14,218
Netflix.com, Inc. *	97	39,705
Newell Rubbermaid, Inc.	466	14,399
News Corp., Class A *	809	12,912
Nike, Inc., Class B	1,214	88,440
Nordstrom, Inc.	232	13,328
Omnicom Group, Inc.	418	30,338
O'Reilly Automotive, Inc. *	174	22,791
PetSmart, Inc.	168	10,584
Polo Ralph Lauren Corp.	96	15,061
Priceline.com, Inc. *	84	96,171
Pulte Group, Inc.	560	11,379
PVH Corp.	132	15,955
Ross Stores, Inc.	352	23,904
Scripps Networks Interactive, Inc.	178	12,909
Staples, Inc.	1,073	14,121

Security Description	Shares	Value ($)
COMMON STOCKS , Continued
Consumer Discretionary, continued
Starbucks Corp.	1,225	87,122
Starwood Hotels & Resorts Worldwide, Inc.	311	23,235
Target Corp.	1,027	58,170
The Home Depot, Inc.	2,289	175,909
The Interpublic Group of Cos., Inc.	676	11,032
The Walt Disney Co.	2,657	192,925
Time Warner Cable, Class A	458	61,038
Time Warner, Inc.	1,471	92,423
TJX Cos., Inc.	1,156	66,308
Tractor Supply Co.	226	15,031
TripAdvisor, Inc. *	180	13,894
Twenty-First Century Fox, Inc.	3,190	101,506
Urban Outfitters, Inc. *	177	6,340
VF Corp.	572	33,433
Viacom, Inc., Class B	659	54,104
Whirlpool Corp.	127	16,930
Wyndham Worldwide Corp.	211	14,968
Wynn Resorts, Ltd.	131	28,482
Yum! Brands, Inc.	724	48,617
		3,195,249

Consumer Staples 9.4%
Altria Group, Inc.	3,252	114,535
Archer-Daniels-Midland Co.	1,069	42,204
Avon Products, Inc.	705	10,497
Brown-Forman Corp., Class B	263	20,251
Campbell Soup Co.	291	11,992
Clorox Co.	209	18,448
Coca-Cola Co.	6,175	233,539
Colgate-Palmolive Co.	1,429	87,498
ConAgra Foods, Inc.	685	21,776
Constellation Brands, Inc. *	270	20,701
Costco Wholesale Corp.	710	79,776
CVS Caremark Corp.	1,935	131,038
Dr. Pepper Snapple Group, Inc.	326	15,609
Estee Lauder Cos., Class A	416	28,596
General Mills, Inc.	1,031	49,509
Hormel Foods Corp.	218	9,906
Kellogg Co.	418	24,236
Kimberly-Clark Corp.	620	67,809
Kraft Foods Group, Inc.	968	50,674
Kroger Co.	846	30,541
Lorillard, Inc.	598	29,434
McCormick & Co., Inc.	214	13,735
Mead Johnson Nutrition Co.	328	25,220
Molson Coors Brewing Co.	257	13,528
Mondelez International, Inc.	2,851	93,371
Monster Beverage Corp. *	220	14,938
PepsiCo, Inc.	2,493	200,337
Philip Morris International	2,605	203,554
Procter & Gamble Co.	4,419	338,584
Reynolds American, Inc.	509	24,687
Safeway, Inc.	400	12,496
Sysco Corp.	945	33,151
The Hershey Co.	243	24,154
The J.M. Smucker Co.	170	16,386
Tyson Foods, Inc., Class A	441	16,493
Walgreen Co.	1,416	81,208
Wal-Mart Stores, Inc.	2,630	196,408
Whole Foods Market, Inc.	605	31,617
		2,438,436

Energy 9.9%
Anadarko Petroleum Corp.	818	66,004

See Notes to Schedules of Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2014
SCHEDULES OF PORTFOLIO INVESTMENTS	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS , Continued
Energy, continued
Apache Corp.	649	52,089
Baker Hughes, Inc.	720	40,781
Cabot Oil & Gas Corp.	684	27,346
Cameron International Corp. *	386	23,148
Chesapeake Energy Corp.	821	22,093
Chevron Corp.	3,127	349,068
ConocoPhillips	1,992	129,380
CONSOL Energy, Inc.	372	13,894
Denbury Resources, Inc. *	596	9,578
Devon Energy Corp.	620	36,716
Diamond Offshore Drilling, Inc.	114	5,534
Ensco PLC, Class A	379	19,090
EOG Resources, Inc.	443	73,201
Exxon Mobil Corp.	7,103	654,613
FMC Technologies, Inc. *	384	18,985
Halliburton Co.	1,379	67,585
Helmerich & Payne, Inc.	175	15,407
Hess Corp.	462	34,876
Kinder Morgan, Inc.	1,094	37,207
Marathon Oil Corp.	1,132	37,118
Marathon Petroleum Corp.	489	42,567
Murphy Oil Corp.	285	16,134
Nabors Industries, Ltd.	422	7,208
National-Oilwell Varco, Inc.	696	52,207
Newfield Exploration Co. *	223	5,524
Noble Corp. PLC	412	12,784
Noble Energy, Inc.	584	36,401
Occidental Petroleum Corp.	1,310	114,717
Peabody Energy Corp.	438	7,468
Phillips 66	974	71,190
Pioneer Natural Resources Co.	230	38,944
QEP Resources, Inc.	291	8,989
Range Resources Corp.	265	22,840
Rowan Cos. PLC *	202	6,337
Schlumberger, Ltd.	2,141	187,487
Southwestern Energy Co. *	570	23,193
Spectra Energy Corp.	1,089	39,150
Tesoro Corp.	215	11,077
Transocean, Ltd.	551	23,847
Valero Energy Corp.	877	44,815
Williams Cos., Inc.	1,111	44,984
WPX Energy, Inc. *	326	6,210
		2,557,786

Financials 15.9%
ACE, Ltd.	552	51,783
AFLAC, Inc.	757	47,524
Allstate Corp.	739	37,837
American Express Co.	1,498	127,359
American International Group, Inc.	2,394	114,816
Ameriprise Financial, Inc.	316	33,382
AON PLC	489	39,345
Apartment Investment & Management Co., Class A	237	6,629
Assurant, Inc.	118	7,711
AvalonBay Communities, Inc.	197	24,330
Bank of America Corp.	17,343	290,495
Bank of New York Mellon Corp.	1,867	59,669
BB&T Corp.	1,146	42,872
Berkshire Hathaway, Inc., Class B *	2,926	326,543
BlackRock, Inc., Class A	208	62,498
Boston Properties, Inc.	248	26,806
Capital One Financial Corp.	937	66,162
CBRE Group, Inc., Class A *	452	11,996

Security Description	Shares	Value ($)
COMMON STOCKS , Continued
Financials, continued
Cincinnati Financial Corp.	239	11,580
Citigroup, Inc.	4,931	233,877
CME Group, Inc.	512	38,277
Comerica, Inc.	297	13,603
D&B Corp.	63	6,930
Discover Financial Services, Inc.	778	41,740
E*Trade Financial Corp. *	466	9,329
Equity Residential (REIT)	545	30,182
Fifth Third BanCorp	1,435	30,164
Franklin Resources, Inc.	656	34,119
General Growth Properties, Inc.	874	17,602
Genworth Financial, Inc., Class A *	803	11,844
Goldman Sachs Group, Inc.	685	112,422
Hartford Financial Services Group, Inc.	726	24,140
HCP, Inc.	741	29,010
Health Care REIT, Inc.	469	27,164
Host Hotels & Resorts, Inc.	1,229	22,601
Hudson City BanCorp, Inc.	773	6,988
Huntington Bancshares, Inc.	1,350	12,245
IntercontinentalExchange Group, Inc.	187	39,044
Invesco, Ltd.	720	23,940
JPMorgan Chase & Co.	6,112	338,361
KeyCorp	1,457	18,591
Kimco Realty Corp.	666	13,926
Legg Mason, Inc.	172	7,284
Leucadia National Corp.	509	13,911
Lincoln National Corp.	426	20,461
Loews Corp.	497	22,161
M&T Bank Corp.	211	23,529
Marsh & McLennan Cos., Inc.	892	40,773
MetLife, Inc.	1,822	89,369
Moody's Corp.	307	22,896
Morgan Stanley	2,252	66,457
Northern Trust Corp.	365	21,980
People's United Financial, Inc.	516	7,332
Plum Creek Timber Co., Inc.	287	12,361
PNC Financial Services Group	865	69,096
Principal Financial Group, Inc.	445	19,389
Progressive Corp.	897	20,846
Prologis, Inc.	810	31,396
Prudential Financial, Inc.	752	63,461
Public Storage	235	37,034
Regions Financial Corp.	2,239	22,771
Robert Half International, Inc.	225	9,401
Simon Property Group, Inc.	504	78,040
SLM Corp.	709	16,137
State Street Corp.	713	47,735
SunTrust Banks, Inc.	870	32,207
T. Rowe Price Group, Inc.	424	33,259
The Charles Schwab Corp.	1,886	46,811
The Chubb Corp.	409	34,577
The Macerich Co.	228	12,905
The NASDAQ OMX Group, Inc.	188	7,172
Torchmark Corp.	147	11,047
Travelers Cos., Inc.	591	48,036
U.S. BanCorp	2,969	117,958
Unum Group	424	13,653
Ventas, Inc.	478	29,822
Vornado Realty Trust	282	25,896
Wells Fargo & Co.	7,794	353,379
Weyerhaeuser Co.	947	28,296
XL Group PLC	459	13,192
Zions BanCorp.	300	8,625
		4,106,091

See Notes to Schedules of Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2014
SCHEDULES OF PORTFOLIO INVESTMENTS	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS , Continued
Health Care 13.6%
Abbott Laboratories	2,514	92,163
Abbvie, Inc.	2,586	127,309
Actavis, Inc. PLC *	283	53,481
Aetna, Inc.	597	40,793
Agilent Technologies, Inc.	537	31,227
Alexion Pharmaceuticals, Inc. *	318	50,476
Allergan, Inc.	483	55,352
AmerisourceBergen Corp.	374	25,140
Amgen, Inc.	1,226	145,833
Baxter International, Inc.	882	60,241
Beam, Inc.	265	22,075
Becton Dickinson & Co.	315	34,058
Biogen Idec, Inc. *	384	120,054
Boston Scientific Corp. *	2,171	29,374
Bristol-Myers Squibb Co.	2,677	133,770
C.R. Bard, Inc.	126	16,328
Cardinal Health, Inc.	555	37,751
Carefusion Corp. *	343	13,984
Celgene Corp. *	670	101,793
Cerner Corp. *	480	27,307
CIGNA Corp.	449	38,753
Covidien PLC	747	50,975
DaVita Healthcare Partners, Inc. *	287	18,635
DENTSPLY International, Inc.	231	10,658
Edwards Lifesciences Corp. *	177	11,526
Eli Lilly & Co.	1,612	87,064
Express Scripts Holding, Inc. *	1,310	97,844
Forest Laboratories, Inc. *	385	25,526
Gilead Sciences, Inc. *	2,493	201,060
Hospira, Inc. *	269	11,839
Humana, Inc.	253	24,617
Intuitive Surgical, Inc. *	62	25,270
Johnson & Johnson	4,587	405,811
Laboratory Corp. of America Holdings *	142	12,756
McKesson Corp.	373	65,055
Medtronic, Inc.	1,623	91,797
Merck & Co., Inc.	4,751	251,660
Mylan Laboratories, Inc. *	622	28,245
Patterson Cos., Inc.	137	5,475
PerkinElmer, Inc.	182	7,935
Perrigo Co. PLC	216	33,623
Pfizer, Inc.	10,538	320,355
Quest Diagnostics, Inc.	236	12,390
Regeneron Pharmaceuticals, Inc. *	127	36,651
St. Jude Medical, Inc.	475	28,847
Stryker Corp.	479	37,170
Tenet Healthcare Corp. *	161	7,408
Thermo Fisher Scientific, Inc.	587	67,586
UnitedHealth Group, Inc.	1,636	118,250
Varian Medical Systems, Inc. *	171	13,904
Vertex Pharmaceuticals, Inc. *	380	30,035
Waters Corp. *	139	15,050
WellPoint, Inc.	480	41,280
Zimmer Holdings, Inc.	280	26,312
Zoetis, Inc.	813	24,683
		3,504,554

Industrials 10.9%
3M Co.	1,039	133,189
Allegion PLC *	147	7,254
AMETEK, Inc.	397	19,620
Avery Dennison Corp.	157	7,735
C.H. Robinson Worldwide, Inc.	246	14,401
CarMax, Inc. *	290	13,082
Caterpillar, Inc.	1,034	97,102

Security Description	Shares	Value ($)
COMMON STOCKS , Continued
Industrials, continued
Cintas Corp.	163	9,302
CSX Corp.	1,648	44,348
Cummins, Inc.	283	35,935
Danaher Corp.	974	72,456
Deere & Co.	622	53,467
Delta Air Lines, Inc.	1,391	42,579
Dover Corp.	277	23,977
Eaton Corp. PLC	771	56,352
Emerson Electric Co.	1,144	75,436
Equifax, Inc.	199	13,942
Expeditors International of Washington, Inc.	334	13,647
Fastenal Co.	443	19,461
FedEx Corp.	483	64,394
Flowserve Corp.	226	16,347
Fluor Corp.	265	20,129
General Dynamics Corp.	544	55,113
General Electric Co.	16,450	413,389
Honeywell International, Inc.	1,275	116,318
Illinois Tool Works, Inc.	663	52,291
Ingersoll-Rand PLC	435	25,574
Iron Mountain, Inc.	276	7,289
Jacobs Engineering Group, Inc. *	214	12,992
Joy Global, Inc.	174	9,185
Kansas City Southern Industries, Inc.	179	18,901
L-3 Communications Holdings, Inc.	144	15,994
Lockheed Martin Corp.	437	65,948
Masco Corp.	580	12,273
Nielsen Holdings NV	411	17,381
Norfolk Southern Corp.	502	46,480
Northrop Grumman Corp.	360	41,598
PACCAR, Inc.	575	32,200
Pall Corp.	180	14,418
Parker Hannifin Corp.	242	27,436
Pentair, Ltd.	324	24,083
Pitney Bowes, Inc.	328	8,259
Precision Castparts Corp.	236	60,121
Quanta Services, Inc. *	350	10,910
Raytheon Co.	519	49,341
Republic Services, Inc., Class A	439	14,061
Rockwell Automation, Inc.	225	25,839
Rockwell Collins, Inc.	219	16,548
Roper Industries, Inc.	163	22,370
Ryder System, Inc.	86	6,122
Snap-on, Inc.	94	9,414
Southwest Airlines Co.	1,132	23,715
Stanley Black & Decker, Inc.	252	19,505
Stericycle, Inc. *	140	16,389
Textron, Inc.	457	16,224
The ADT Corp.	325	9,763
The Boeing Co.	1,124	140,792
Tiffany & Co.	179	14,891
Tyco International, Ltd.	756	30,610
Union Pacific Corp.	748	130,331
United Parcel Service, Inc., Class B	1,162	110,657
United Technologies Corp.	1,372	156,435
W.W. Grainger, Inc.	101	23,682
Waste Management, Inc.	709	29,623
Xylem, Inc.	299	9,975
		2,818,595

Information Technology 18.8%
Accenture PLC	1,033	82,516
Adobe Systems, Inc. *	755	44,688
Akamai Technologies, Inc. *	291	13,875

See Notes to Schedules of Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2014
SCHEDULES OF PORTFOLIO INVESTMENTS	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS , Continued
Information Technology, continued
Alliance Data Systems Corp. *	80	19,173
Altera Corp.	522	17,450
Amphenol Corp., Class A	257	22,328
Analog Devices, Inc.	505	24,376
Apple, Inc.	1,462	731,877
Applied Materials, Inc.	1,957	32,917
Autodesk, Inc. *	368	18,860
Automatic Data Processing, Inc.	782	59,901
Broadcom Corp., Class A	877	26,100
CA, Inc.	528	16,938
Cisco Systems, Inc.	8,693	190,464
Citrix Systems, Inc. *	303	16,383
Cognizant Technology Solutions Corp. *	491	47,588
Computer Sciences Corp.	239	14,438
Corning, Inc.	2,353	40,495
eBay, Inc. *	1,894	100,761
Electronic Arts, Inc. *	502	13,253
EMC Corp.	3,346	81,107
F5 Networks, Inc. *	128	13,696
Facebook, Inc. *	2,674	167,312
Fidelity National Information Services, Inc.	473	23,981
First Solar, Inc. *	113	5,716
Fiserv, Inc. *	419	23,485
FLIR Systems, Inc.	230	7,296
Google, Inc., Class A *	456	538,522
Harris Corp.	175	12,135
Hewlett-Packard Co.	3,124	90,596
Intel Corp.	8,082	198,332
International Business Machines Corp.	1,659	293,113
Intuit, Inc.	463	33,915
Jabil Circuit, Inc.	300	5,391
Juniper Networks, Inc. *	821	21,847
KLA-Tencor Corp.	270	16,597
Lam Research Corp. *	264	13,361
Linear Technology Corp.	380	16,925
LSI Logic Corp.	886	9,773
Mastercard, Inc., Class A	1,680	127,142
Microchip Technology, Inc.	322	14,445
Micron Technology, Inc. *	1,710	39,398
Microsoft Corp.	12,352	467,523
Motorola Solutions, Inc.	374	23,861
NetApp, Inc.	554	23,456
NVIDIA Corp.	940	14,758
Oracle Corp.	5,706	210,551
Paychex, Inc.	528	22,081
Qualcomm, Inc.	2,747	203,881
Red Hat, Inc. *	308	17,402
Salesforce.com, Inc. *	902	54,598
SanDisk Corp.	367	25,525
Seagate Technology PLC	530	28,016
Symantec Corp.	1,131	24,215
TE Connectivity, Ltd.	667	37,692
Teradata Corp. *	265	10,897
Texas Instruments, Inc.	1,779	75,430
Total System Services, Inc.	271	8,097
VeriSign, Inc. *	209	12,279
Visa, Inc., Class A	828	178,376
Western Digital Corp.	342	29,470
Western Union Co.	897	13,814
Xerox Corp.	1,881	20,409
Xilinx, Inc.	436	20,239
Yahoo!, Inc. *	1,534	55,255
		4,866,291

Security Description	Shares	Value ($)
COMMON STOCKS , Continued
Materials 3.4%
Air Products & Chemicals, Inc.	343	36,063
Airgas, Inc.	109	11,253
Alcoa, Inc.	1,739	20,016
Allegheny Technologies, Inc.	175	5,502
Ball Corp.	235	12,030
Bemis Co., Inc.	167	6,431
CF Industries Holdings, Inc.	92	21,239
Cliffs Natural Resources, Inc.	248	4,791
E.I. du Pont de Nemours & Co.	1,505	91,820
Eastman Chemical Co.	250	19,490
Ecolab, Inc.	440	44,238
FMC Corp.	216	15,256
Freeport-McMoRan Copper & Gold, Inc., Class B	1,688	54,708
International Flavors & Fragrances, Inc.	132	11,442
International Paper Co.	721	34,421
LyondellBasell Industries NV, Class A	710	55,920
MeadWestvaco Corp.	289	10,424
Monsanto Co.	855	91,100
Newmont Mining Corp.	809	17,474
Nucor Corp.	517	24,997
Owens-Illinois, Inc. *	268	8,587
PPG Industries, Inc.	230	41,943
Praxair, Inc.	478	59,616
Sealed Air Corp.	318	9,918
Sherwin-Williams Co.	140	25,656
Sigma-Aldrich Corp.	194	18,036
The Dow Chemical Co.	1,972	89,746
The Mosaic Co.	554	24,742
U.S. Steel Corp.	235	6,136
Vulcan Materials Co.	211	13,025
		886,020

Telecommunication Services 2.5%
American Tower Corp.	641	51,844
AT&T, Inc.	8,565	285,386
CenturyLink, Inc.	961	27,734
Crown Castle International Corp. *	542	38,460
Frontier Communications Corp.	1,625	7,638
Verizon Communications, Inc.	4,653	223,437
Windstream Holdings, Inc.	969	7,248
		641,747

Utilities 3.2%
AES Corp.	1,067	15,002
AGL Resources, Inc.	193	9,222
Ameren Corp.	394	14,909
American Electric Power Co., Inc.	792	38,658
CenterPoint Energy, Inc.	696	16,286
CMS Energy Corp.	432	12,005
Consolidated Edison, Inc.	476	25,899
Dominion Resources, Inc.	943	64,040
DTE Energy Co.	287	19,579
Duke Energy Corp.	1,147	81,000
Edison International	529	25,477
Entergy Corp.	289	18,216
Equities Corp.	245	22,738
Exelon Corp.	1,393	40,397
FirstEnergy Corp.	680	21,413
Integrys Energy Group, Inc.	129	7,010
NextEra Energy, Inc.	700	64,350
NiSource, Inc.	509	17,494
Northeast Utilities	512	22,426
NRG Energy, Inc.	525	14,621
ONEOK, Inc.	335	22,944

See Notes to Schedules of Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2014
SCHEDULES OF PORTFOLIO INVESTMENTS	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS , Continued
Utilities, continued
Pepco Holdings, Inc.	406	7,889
PG&E Corp.	730	30,770
Pinnacle West Capital Corp.	178	9,368
PPL Corp.	1,024	31,304
Public Service Enterprise Group, Inc.	822	27,405
SCANA Corp.	228	10,778
Sempra Energy	369	34,210
Southern Co.	1,433	59,097
TECO Energy, Inc.	332	5,438
Wisconsin Energy Corp.	368	15,703
Xcel Energy, Inc.	809	23,388
		829,036
TOTAL COMMON STOCKS (Cost $24,217,902)		25,843,805

EXCHANGE TRADED FUND 0.1%
SPDR S&P 500 ETF Trust, 2.20%	100	17,818

TOTAL EXCHANGE TRADED FUND (Cost $17,915)		17,818

TOTAL INVESTMENTS (Cost $24,235,817) — 100.1%		25,861,623
Other Net Assets (Liabilities):
Written Call Options — (0.5)%		(124,488)
Other Net Assets — 0.4%		105,769
Total Other Net Assets (Liabilities) — (0.1)%		(18,719)
NET ASSETS — 100.0%		$25,842,904

*	Non-income producing security

ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipts

The Horizons S&P 500 Covered Call ETF invested in the following sectors as of January 31, 2014:

	Value	% of Net Assets
Information Technology	$4,866,291	18.8%
Financials	4,106,091	15.9
Health Care	3,504,554	13.6
Consumer Discretionary	3,195,249	12.4
Industrials	2,818,595	10.9
Energy	2,557,786	9.9
Consumer Staples	2,438,436	9.4
Materials	886,020	3.4
Utilities	829,036	3.2
Telecommunication Services	641,747	2.5
Exchange Traded Fund	17,818	0.1
Written Call Options	(124,488)	(0.5)
Other Net Assets (Liabilities)	105,769	0.4
Total	$25,842,904	100.0%

See Notes to Schedules of Investments.

Horizons S&P 500 Covered Call ETF	January 31, 2014
SCHEDULES OF WRITTEN CALL OPTIONS	(Unaudited)

Number of Contracts		Value ($)
Written Call Options (0.5)%
(7)	3M Co., Strike @ 140 Exp 2/24/14	(56)
(25)	Abbott Laboratories, Strike @ 41 Exp 2/24/14	(25)
(21)	Abbvie, Inc., Strike @ 52.5 Exp 2/24/14	(577)
(6)	Accenture PLC, Strike @ 85 Exp 2/24/14	(75)
(5)	ACE, Ltd., Strike @ 100 Exp 2/24/14	(75)
(2)	Actavis, Inc. PLC, Strike @ 190 Exp 2/24/14	(1,199)
(5)	Adobe Systems, Inc., Strike @ 62.5 Exp 2/24/14	(143)
(5)	Aetna, Inc., Strike @ 75 Exp 2/24/14	(78)
(4)	AFLAC, Inc., Strike @ 65 Exp 2/24/14	(152)
(4)	Agilent Technologies, Inc., Strike @ 62.5 Exp 2/24/14	(184)
(2)	Air Products & Chemicals, Inc., Strike @ 115 Exp 2/24/14	(65)
(1)	Airgas, Inc., Strike @ 115 Exp 2/24/14	(15)
(2)	Akamai Technologies, Inc., Strike @ 52.5 Exp 2/24/14	(179)
(17)	Alcoa, Inc., Strike @ 12 Exp 2/24/14	(366)
(3)	Alexion Pharmaceuticals, Inc., Strike @ 150 Exp 2/24/14	(3,524)
(1)	Allegheny Technologies, Inc., Strike @ 37.5 Exp 2/24/14	(3)
(4)	Allergan, Inc., Strike @ 130 Exp 2/24/14	(140)
(7)	Allstate Corp., Strike @ 55 Exp 2/24/14	(98)
(3)	Altera Corp., Strike @ 33 Exp 2/24/14	(285)
(32)	Altria Group, Inc., Strike @ 38 Exp 2/24/14	(112)
(44)	Amazon.com, Inc. MINI, Strike @ 420 Exp 2/24/14	(196)
(5)	American Electric Power Co., Inc., Strike @ 47 Exp 2/24/14	(912)
(14)	American Express Co., Strike @ 95 Exp 2/24/14	(77)
(16)	American International Group, Inc., Strike @ 52.5 Exp 2/24/14	(400)
(5)	American Tower Corp., Strike @ 85 Exp 2/24/14	(100)
(2)	Ameriprise Financial, Inc., Strike @ 115 Exp 2/24/14	(65)
(3)	AmerisourceBergen Corp., Strike @ 75 Exp 2/24/14	(23)
(3)	AMETEK, Inc., Strike @ 55 Exp 2/24/14	(38)
(6)	Amgen, Inc., Strike @ 120 Exp 2/24/14	(1,196)
(2)	Amphenol Corp., Strike @ 95 Exp 2/24/14	(15)
(8)	Anadarko Petroleum Corp., Strike @ 85 Exp 2/24/14	(663)
(3)	Analog Devices, Inc., Strike @ 50 Exp 2/24/14	(143)
(4)	AON PLC, Strike @ 87.5 Exp 2/24/14	(40)
(5)	Apache Corp., Strike @ 87.5 Exp 2/24/14	(103)
(146)	Apple, Inc. MINI, Strike @ 585 Exp 2/24/14	(532)
(13)	Applied Materials, Inc., Strike @ 18 Exp 2/24/14	(117)
(8)	Archer-Daniels-Midland Co., Strike @ 43 Exp 2/24/14	(284)
(1)	Assurant, Inc., Strike @ 70 Exp 2/24/14	(15)
(85)	AT&T, Inc., Strike @ 35 Exp 2/24/14	(552)
(3)	Autodesk, Inc., Strike @ 55 Exp 2/24/14	(93)
(4)	Automatic Data Processing, Inc., Strike @ 80 Exp 2/24/14	(110)
(1)	AutoNation, Inc., Strike @ 50 Exp 2/24/14	(85)
(1)	AvalonBay Communities, Inc., Strike @ 125 Exp 2/24/14	(133)
(1)	Avery Dennison Corp., Strike @ 55 Exp 2/24/14	(23)
(7)	Avon Products, Inc., Strike @ 18 Exp 2/24/14	(105)
(4)	Baker Hughes, Inc., Strike @ 55 Exp 2/24/14	(927)
(18)	Bank of New York Mellon Corp., Strike @ 34 Exp 2/24/14	(171)
(5)	Baxter International, Inc., Strike @ 70 Exp 2/24/14	(180)
(6)	BB&T Corp., Strike @ 39 Exp 2/24/14	(54)
(2)	Beam, Inc., Strike @ 85 Exp 2/24/14	(35)
(3)	Becton Dickinson & Co., Strike @ 115 Exp 2/24/14	(113)
(2)	Bed Bath & Beyond, Inc., Strike @ 67.5 Exp 2/24/14	(53)
(29)	Berkshire Hathaway, Inc., Strike @ 120 Exp 2/24/14	(305)
(4)	Best Buy Co., Inc., Strike @ 29 Exp 2/24/14	(20)
(3)	Biogen Idec, Inc., Strike @ 310 Exp 2/24/14	(3,464)
(2)	BlackRock, Inc., Strike @ 330 Exp 2/24/14	(90)
(3)	BorgWarner, Inc., Strike @ 57.5 Exp 2/24/14	(98)
(2)	Boston Properties, Inc., Strike @ 107.8 Exp 2/24/14	(430)
(15)	Boston Scientific Corp., Strike @ 14 Exp 2/24/14	(443)
(22)	Bristol-Myers Squibb Co., Strike @ 57.5 Exp 2/24/14	(88)
(8)	Broadcom Corp., Strike @ 31 Exp 2/24/14	(184)
(1)	C.H. Robinson Worldwide, Inc., Strike @ 60 Exp 2/24/14	(143)
(1)	C.R. Bard, Inc., Strike @ 140 Exp 2/24/14	(10)
(4)	CA, Inc., Strike @ 35 Exp 2/24/14	(10)
(2)	Cablevision Systems Corp., Strike @ 17 Exp 2/24/14	(35)

See Notes to Schedules of Investments.

Horizons S&P 500 Covered Call ETF	January 31, 2014
SCHEDULES OF WRITTEN CALL OPTIONS	(Unaudited)

Number of Contracts		Value ($)
Written Call Options
(5)	Cabot Oil & Gas Corp., Strike @ 40 Exp 2/24/14	(799)
(3)	Cameron International Corp., Strike @ 62.5 Exp 2/24/14	(203)
(2)	Campbell Soup Co., Strike @ 44 Exp 2/24/14	(55)
(8)	Capital One Financial Corp., Strike @ 75 Exp 2/24/14	(116)
(5)	Cardinal Health, Inc., Strike @ 70 Exp 2/24/14	(263)
(2)	Carefusion Corp., Strike @ 42 Exp 2/24/14	(240)
(2)	CarMax, Inc., Strike @ 46 Exp 2/24/14	(120)
(7)	Carnival Corp., Strike @ 43 Exp 2/24/14	(53)
(10)	Caterpillar, Inc., Strike @ 95 Exp 2/24/14	(1,529)
(4)	CBRE Group, Inc., Strike @ 28 Exp 2/24/14	(140)
(9)	CBS Corp., Strike @ 65 Exp 2/24/14	(158)
(5)	Celgene Corp., Strike @ 175 Exp 2/24/14	(100)
(6)	CenterPoint Energy, Inc., Strike @ 25 Exp 2/24/14	(75)
(7)	CenturyLink, Inc., Strike @ 31 Exp 2/24/14	(88)
(4)	Cerner Corp., Strike @ 60 Exp 2/24/14	(340)
(8)	Chesapeake Energy Corp., Strike @ 27 Exp 2/24/14	(739)
(15)	Chevron Corp., Strike @ 120 Exp 2/24/14	(165)
(4)	CIGNA Corp., Strike @ 92.5 Exp 2/24/14	(142)
(1)	Cintas Corp., Strike @ 60 Exp 2/24/14	(13)
(86)	Cisco Systems, Inc., Strike @ 24 Exp 2/24/14	(1,246)
(49)	Citigroup, Inc., Strike @ 55 Exp 2/24/14	(147)
(3)	Citrix Systems, Inc., Strike @ 65 Exp 2/24/14	(23)
(2)	Cliffs Natural Resources, Inc., Strike @ 25 Exp 2/24/14	(31)
(2)	Clorox Co., Strike @ 92.5 Exp 2/24/14	(55)
(4)	CME Group, Inc., Strike @ 77.5 Exp 2/24/14	(320)
(3)	Coach, Inc., Strike @ 55 Exp 2/24/14	(8)
(61)	Coca-Cola Co., Strike @ 41 Exp 2/24/14	(336)
(3)	Coca-Cola Enterprises, Inc., Strike @ 46 Exp 2/24/14	(83)
(4)	Cognizant Technology Solutions Corp., Strike @ 105 Exp 2/24/14	(210)
(7)	Colgate-Palmolive Co., Strike @ 65 Exp 2/24/14	(46)
(33)	Comcast Corp., Strike @ 55 Exp 2/24/14	(2,887)
(2)	Comerica, Inc., Strike @ 50 Exp 2/24/14	(10)
(2)	Computer Sciences Corp., Strike @ 60 Exp 2/24/14	(305)
(4)	ConAgra Foods, Inc., Strike @ 34 Exp 2/24/14	(10)
(19)	ConocoPhillips, Strike @ 70 Exp 2/24/14	(152)
(3)	CONSOL Energy, Inc., Strike @ 40 Exp 2/24/14	(51)
(4)	Consolidated Edison, Inc., Strike @ 55 Exp 2/24/14	(120)
(2)	Constellation Brands, Inc., Strike @ 82.5 Exp 2/24/14	(30)
(13)	Corning, Inc., Strike @ 19 Exp 2/24/14	(59)
(7)	Costco Wholesale Corp., Strike @ 120 Exp 2/24/14	(81)
(5)	Covidien PLC, Strike @ 70 Exp 2/24/14	(238)
(4)	Crown Castle International Corp., Strike @ 75 Exp 2/24/14	(130)
(9)	CSX Corp., Strike @ 27.5 Exp 2/24/14	(216)
(2)	Cummins, Inc., Strike @ 145 Exp 2/24/14	(35)
(19)	CVS Caremark Corp., Strike @ 70 Exp 2/24/14	(930)
(4)	D.R. Horton, Inc., Strike @ 23 Exp 2/24/14	(420)
(7)	Danaher Corp., Strike @ 80 Exp 2/24/14	(105)
(2)	Darden Restaurants, Inc., Strike @ 52.5 Exp 2/24/14	(35)
(2)	DaVita Healthcare Partners, Inc., Strike @ 67.5 Exp 2/24/14	(140)
(5)	Deere & Co., Strike @ 92.5 Exp 2/24/14	(73)
(4)	Delphi Automotive PLC, Strike @ 65 Exp 2/24/14	(160)
(11)	Delta Air Lines, Inc., Strike @ 33 Exp 2/24/14	(352)
(5)	Denbury Resources, Inc., Strike @ 17 Exp 2/24/14	(63)
(2)	DENTSPLY International, Inc., Strike @ 50 Exp 2/24/14	(30)
(4)	Devon Energy Corp., Strike @ 60 Exp 2/24/14	(483)
(1)	Diamond Offshore Drilling, Inc., Strike @ 55 Exp 2/24/14	(17)
(7)	DIRECTV, Strike @ 75 Exp 2/24/14	(130)
(6)	Discover Financial Services, Inc., Strike @ 55 Exp 2/24/14	(360)
(3)	Discovery Communications, Inc., Strike @ 85 Exp 2/24/14	(158)
(3)	Dollar General Corp., Strike @ 62.5 Exp 2/24/14	(128)
(2)	Dollar Tree, Inc., Strike @ 55 Exp 2/24/14	(20)
(7)	Dominion Resources, Inc., Strike @ 67.5 Exp 2/24/14	(839)
(2)	Dover Corp., Strike @ 100 Exp 2/24/14	(25)
(3)	Dr. Pepper Snapple Group, Inc., Strike @ 50 Exp 2/24/14	(75)
(6)	Duke Energy Corp., Strike @ 67.5 Exp 2/24/14	(1,874)

See Notes to Schedules of Investments.

Horizons S&P 500 Covered Call ETF	January 31, 2014
SCHEDULES OF WRITTEN CALL OPTIONS	(Unaudited)

Number of Contracts		Value ($)
Written Call Options
(3)	E*TRADE Financial Corp., Strike @ 22 Exp 2/24/14	(18)
(10)	E.I. DU Pont de Nemours & Co., Strike @ 65 Exp 2/24/14	(145)
(2)	Eastman Chemical Co., Strike @ 82.5 Exp 2/24/14	(70)
(4)	Eaton Corp. PLC, Strike @ 77.5 Exp 2/24/14	(180)
(12)	eBay, Inc., Strike @ 55 Exp 2/24/14	(701)
(3)	Ecolab, Inc., Strike @ 105 Exp 2/24/14	(135)
(3)	Edison International, Strike @ 47.5 Exp 2/24/14	(338)
(1)	Edwards Lifesciences Corp., Strike @ 77.5 Exp 2/24/14	(15)
(2)	Electronic Arts, Inc., Strike @ 24 Exp 2/24/14	(522)
(16)	Eli Lilly & Co., Strike @ 57.5 Exp 2/24/14	(120)
(26)	EMC Corp., Strike @ 27 Exp 2/24/14	(65)
(7)	Emerson Electric Co., Strike @ 70 Exp 2/24/14	(105)
(2)	Ensco PLC, Strike @ 55 Exp 2/24/14	(25)
(2)	Entergy Corp., Strike @ 62.5 Exp 2/24/14	(240)
(3)	EOG Resources, Inc., Strike @ 175 Exp 2/24/14	(446)
(2)	Equities Corp., Strike @ 95 Exp 2/24/14	(355)
(4)	Equity Residential (REIT), Strike @ 55 Exp 2/24/14	(470)
(3)	Estee Lauder Cos., Strike @ 75 Exp 2/24/14	(173)
(13)	Exelon Corp., Strike @ 28 Exp 2/24/14	(1,624)
(1)	Expedia, Inc., Strike @ 75 Exp 2/24/14	(110)
(2)	Expeditors International of Washington, Inc., Strike @ 45 Exp 2/24/14	(15)
(8)	Express Scripts Holding, Inc., Strike @ 75 Exp 2/24/14	(1,535)
(37)	Exxon Mobil Corp., Strike @ 100 Exp 2/24/14	(315)
(1)	F5 Networks, Inc., Strike @ 105 Exp 2/24/14	(423)
(20)	Facebook, Inc., Strike @ 62.5 Exp 2/24/14	(4,779)
(1)	Family Dollar Stores, Inc., Strike @ 67.5 Exp 2/24/14	(53)
(3)	Fastenal Co., Strike @ 48 Exp 2/24/14	(45)
(4)	FedEx Corp., Strike @ 145 Exp 2/24/14	(90)
(4)	Fidelity National Information Services, Inc., Strike @ 55 Exp 2/24/14	(30)
(10)	Fifth Third BanCorp, Strike @ 22 Exp 2/24/14	(65)
(1)	First Solar, Inc., Strike @ 55 Exp 2/24/14	(91)
(6)	FirstEnergy Corp., Strike @ 34 Exp 2/24/14	(45)
(4)	Fiserv, Inc., Strike @ 60 Exp 2/24/14	(50)
(2)	FLIR Systems, Inc., Strike @ 35 Exp 2/24/14	(40)
(2)	Flowserve Corp., Strike @ 80 Exp 2/24/14	(25)
(2)	Fluor Corp., Strike @ 82.5 Exp 2/24/14	(65)
(2)	FMC Corp., Strike @ 80 Exp 2/24/14	(25)
(3)	FMC Technologies, Inc., Strike @ 52.5 Exp 2/24/14	(158)
(49)	Ford Motor Co., Strike @ 17 Exp 2/24/14	(74)
(3)	Forest Laboratories, Inc., Strike @ 72.5 Exp 2/24/14	(113)
(5)	Franklin Resources, Inc., Strike @ 60 Exp 2/24/14	(25)
(12)	Freeport-McMoRan Copper & Gold, Inc., Strike @ 38 Exp 2/24/14	(42)
(1)	Gamestop Corp., Strike @ 40 Exp 2/24/14	(15)
(3)	Gannett Co., Inc., Strike @ 30 Exp 2/24/14	(68)
(3)	Gap, Inc., Strike @ 39 Exp 2/24/14	(201)
(1)	Garmin, Ltd., Strike @ 49 Exp 2/24/14	(29)
(4)	General Dynamics Corp., Strike @ 97.5 Exp 2/24/14	(1,819)
(127)	General Electric Co., Strike @ 27 Exp 2/24/14	(571)
(7)	General Growth Properties, Inc., Strike @ 21 Exp 2/24/14	(144)
(6)	General Mills, Inc., Strike @ 49 Exp 2/24/14	(174)
(18)	General Motors Co., Strike @ 41 Exp 2/24/14	(153)
(2)	Genuine Parts Co., Strike @ 85 Exp 2/24/14	(120)
(8)	Genworth Financial, Inc., Strike @ 17 Exp 2/24/14	(36)
(20)	Gilead Sciences, Inc., Strike @ 82.5 Exp 2/24/14	(4,739)
(5)	Goldman Sachs Group, Inc., Strike @ 180 Exp 2/24/14	(105)
(3)	Goodyear Tire & Rubber Co., Strike @ 26 Exp 2/24/14	(68)
(45)	Google, Inc. MINI, Strike @ 1220 Exp 2/24/14	(3,329)
(3)	H&R Block, Inc., Strike @ 30 Exp 2/24/14	(315)
(10)	Halliburton Co., Strike @ 52.5 Exp 2/24/14	(190)
(3)	Harley-Davidson, Inc., Strike @ 70 Exp 2/24/14	(21)
(1)	Harman International Industries, Inc., Strike @ 95 Exp 2/24/14	(874)
(1)	Harris Corp., Strike @ 75 Exp 2/24/14	(13)
(7)	Hartford Financial Services Group, Inc., Strike @ 37 Exp 2/24/14	(60)
(1)	Hasbro, Inc., Strike @ 52.5 Exp 2/24/14	(43)
(7)	HCP, Inc., Strike @ 40 Exp 2/24/14	(228)

See Notes to Schedules of Investments.

Horizons S&P 500 Covered Call ETF	January 31, 2014
SCHEDULES OF WRITTEN CALL OPTIONS	(Unaudited)

Number of Contracts		Value ($)
Written Call Options
(4)	Health Care REIT, Inc., Strike @ 57.5 Exp 2/24/14	(380)
(1)	Helmerich & Payne, Inc., Strike @ 87.5 Exp 2/24/14	(203)
(3)	Hess Corp., Strike @ 80 Exp 2/24/14	(87)
(19)	Hewlett-Packard Co., Strike @ 31 Exp 2/24/14	(987)
(12)	Honeywell International, Inc., Strike @ 92.5 Exp 2/24/14	(1,067)
(2)	Hospira, Inc., Strike @ 45 Exp 2/24/14	(200)
(10)	Host Hotels & Resorts, Inc., Strike @ 20 Exp 2/24/14	(25)
(2)	Humana, Inc., Strike @ 100 Exp 2/24/14	(375)
(6)	Illinois Tool Works, Inc., Strike @ 85 Exp 2/24/14	(30)
(4)	Ingersoll-Rand PLC, Strike @ 65 Exp 2/24/14	(30)
(1)	Integrys Energy Group, Inc., Strike @ 55 Exp 2/24/14	(33)
(54)	Intel Corp., Strike @ 26 Exp 2/24/14	(297)
(1)	IntercontinentalExchange Group, Inc., Strike @ 210 Exp 2/24/14	(465)
(12)	International Business Machines Corp., Strike @ 195 Exp 2/24/14	(66)
(1)	International Flavors & Fragrances, Inc., Strike @ 90 Exp 2/24/14	(83)
(3)	International Game Technology, Strike @ 19 Exp 2/24/14	(23)
(6)	International Paper Co., Strike @ 50 Exp 2/24/14	(216)
(2)	Intuit, Inc., Strike @ 77.5 Exp 2/24/14	(65)
(5)	Invesco, Ltd., Strike @ 36 Exp 2/24/14	(38)
(2)	Iron Mountain, Inc., Strike @ 30 Exp 2/24/14	(105)
(2)	Jabil Circuit, Inc., Strike @ 18 Exp 2/24/14	(95)
(2)	Jacobs Engineering Group, Inc., Strike @ 70 Exp 2/24/14	(20)
(23)	Johnson & Johnson, Strike @ 95 Exp 2/24/14	(138)
(11)	Johnson Controls, Inc., Strike @ 55 Exp 2/24/14	(28)
(1)	Joy Global, Inc., Strike @ 57.5 Exp 2/24/14	(19)
(61)	JPMorgan Chase & Co., Strike @ 60 Exp 2/24/14	(640)
(5)	Juniper Networks, Inc., Strike @ 27 Exp 2/24/14	(313)
(1)	Kansas City Southern Industries, Inc., Strike @ 120 Exp 2/24/14	(10)
(4)	Kellogg Co., Strike @ 62.5 Exp 2/24/14	(30)
(11)	KeyCorp, Strike @ 14 Exp 2/24/14	(44)
(6)	Kimberly-Clark Corp., Strike @ 110 Exp 2/24/14	(809)
(2)	KLA-Tencor Corp., Strike @ 65 Exp 2/24/14	(40)
(3)	Kohl's Corp., Strike @ 55 Exp 2/24/14	(45)
(5)	Kraft Foods Group, Inc., Strike @ 55 Exp 2/24/14	(88)
(8)	Kroger Co., Strike @ 38 Exp 2/24/14	(100)
(3)	L Brands, Inc., Strike @ 57.5 Exp 2/24/14	(30)
(1)	L-3 Communications Holdings, Inc., Strike @ 110 Exp 2/24/14	(248)
(1)	Laboratory Corp. of America Holdings, Strike @ 95 Exp 2/24/14	(48)
(2)	Lam Research Corp., Strike @ 57.5 Exp 2/24/14	(10)
(1)	Legg Mason, Inc., Strike @ 45 Exp 2/24/14	(18)
(2)	Lennar Corp., Strike @ 40 Exp 2/24/14	(273)
(4)	Lincoln National Corp., Strike @ 55 Exp 2/24/14	(32)
(3)	Linear Technology Corp., Strike @ 47 Exp 2/24/14	(30)
(3)	Lockheed Martin Corp., Strike @ 155 Exp 2/24/14	(345)
(4)	Lorillard, Inc., Strike @ 50 Exp 2/24/14	(322)
(12)	Lowe's Cos., Inc., Strike @ 49 Exp 2/24/14	(246)
(7)	LyondellBasell Industries NV, Strike @ 85 Exp 2/24/14	(175)
(2)	M&T Bank Corp., Strike @ 115 Exp 2/24/14	(105)
(4)	Macy's, Inc., Strike @ 57.5 Exp 2/24/14	(40)
(8)	Marathon Oil Corp., Strike @ 35 Exp 2/24/14	(80)
(4)	Marathon Petroleum Corp., Strike @ 90 Exp 2/24/14	(599)
(6)	Marsh & McLennan Cos., Inc., Strike @ 49 Exp 2/24/14	(45)
(5)	Masco Corp., Strike @ 24 Exp 2/24/14	(50)
(10)	Mastercard, Inc., Strike @ 86.5 Exp 2/24/14	(70)
(5)	Mattel, Inc., Strike @ 46 Exp 2/24/14	(13)
(1)	McCormick & Co., Inc., Strike @ 70 Exp 2/24/14	(13)
(16)	McDonald's Corp., Strike @ 97.5 Exp 2/24/14	(232)
(4)	McGraw-Hill Cos., Inc., Strike @ 80 Exp 2/24/14	(280)
(3)	McKesson Corp., Strike @ 175 Exp 2/24/14	(892)
(2)	Mead Johnson Nutrition Co., Strike @ 85 Exp 2/24/14	(27)
(2)	MeadWestvaco Corp., Strike @ 40 Exp 2/24/14	(25)
(9)	Medtronic, Inc., Strike @ 60 Exp 2/24/14	(131)
(47)	Merck & Co., Inc., Strike @ 55 Exp 2/24/14	(1,574)
(15)	MetLife, Inc., Strike @ 55 Exp 2/24/14	(173)

See Notes to Schedules of Investments.

Horizons S&P 500 Covered Call ETF	January 31, 2014
SCHEDULES OF WRITTEN CALL OPTIONS	(Unaudited)

Number of Contracts		Value ($)
Written Call Options
(2)	Michael Kors Holdings, Ltd., Strike @ 82.5 Exp 2/24/14	(639)
(2)	Microchip Technology, Inc., Strike @ 47 Exp 2/24/14	(30)
(10)	Micron Technology, Inc., Strike @ 24 Exp 2/24/14	(579)
(123)	Microsoft Corp., Strike @ 39 Exp 2/24/14	(3,751)
(1)	Mohawk Industries, Inc., Strike @ 155 Exp 2/24/14	(130)
(2)	Molson Coors Brewing Co., Strike @ 57.5 Exp 2/24/14	(25)
(28)	Mondelez International, Inc., Strike @ 37 Exp 2/24/14	(112)
(6)	Monsanto Co., Strike @ 115 Exp 2/24/14	(93)
(2)	Monster Beverage Corp., Strike @ 72.5 Exp 2/24/14	(100)
(2)	Moody's Corp., Strike @ 77.5 Exp 2/24/14	(220)
(15)	Morgan Stanley, Strike @ 34 Exp 2/24/14	(30)
(2)	Motorola Solutions, Inc., Strike @ 67.5 Exp 2/24/14	(25)
(2)	Murphy Oil Corp., Strike @ 65 Exp 2/24/14	(10)
(5)	Mylan Laboratories, Inc., Strike @ 48 Exp 2/24/14	(180)
(3)	Nabors Industries, Ltd., Strike @ 18 Exp 2/24/14	(80)
(6)	National-Oilwell Varco, Inc., Strike @ 80 Exp 2/24/14	(126)
(4)	NetApp, Inc., Strike @ 45 Exp 2/24/14	(234)
(4)	Newell Rubbermaid, Inc., Strike @ 33 Exp 2/24/14	(20)
(1)	Newfield Exploration Co., Strike @ 26 Exp 2/24/14	(30)
(5)	Newmont Mining Corp., Strike @ 25 Exp 2/24/14	(48)
(8)	News Corp., Strike @ 18 Exp 2/24/14	(100)
(7)	NextEra Energy, Inc., Strike @ 90 Exp 2/24/14	(1,854)
(3)	Nielsen Holdings NV, Strike @ 45 Exp 2/24/14	(113)
(8)	Nike, Inc., Strike @ 75 Exp 2/24/14	(448)
(3)	NiSource, Inc., Strike @ 34 Exp 2/24/14	(225)
(3)	Noble Corp., Strike @ 37 Exp 2/24/14	(18)
(5)	Noble Energy, Inc., Strike @ 67.5 Exp 2/24/14	(125)
(2)	Nordstrom, Inc., Strike @ 62.5 Exp 2/24/14	(31)
(3)	Norfolk Southern Corp., Strike @ 90 Exp 2/24/14	(974)
(2)	Northrop Grumman Corp., Strike @ 120 Exp 2/24/14	(120)
(5)	NRG Energy, Inc., Strike @ 29 Exp 2/24/14	(163)
(3)	Nucor Corp., Strike @ 52.5 Exp 2/24/14	(38)
(9)	NVIDIA Corp., Strike @ 17 Exp 2/24/14	(113)
(13)	Occidental Petroleum Corp., Strike @ 95 Exp 2/24/14	(195)
(2)	Omnicom Group, Inc., Strike @ 75 Exp 2/24/14	(240)
(2)	ONEOK, Inc., Strike @ 67.5 Exp 2/24/14	(295)
(41)	Oracle Corp., Strike @ 39 Exp 2/24/14	(308)
(1)	O'Reilly Automotive, Inc., Strike @ 140 Exp 2/24/14	(153)
(2)	Owens-Illinois, Inc., Strike @ 35 Exp 2/24/14	(15)
(5)	PACCAR, Inc., Strike @ 61.6 Exp 2/24/14	(38)
(1)	Pall Corp., Strike @ 85 Exp 2/24/14	(18)
(1)	Parker Hannifin Corp., Strike @ 130 Exp 2/24/14	(8)
(1)	Patterson Cos., Inc., Strike @ 42 Exp 2/24/14	(20)
(3)	Paychex, Inc., Strike @ 44 Exp 2/24/14	(23)
(4)	Peabody Energy Corp., Strike @ 19 Exp 2/24/14	(28)
(3)	Pentair, Ltd., Strike @ 80 Exp 2/24/14	(30)
(24)	PepsiCo, Inc., Strike @ 85 Exp 2/24/14	(384)
(1)	PerkinElmer, Inc., Strike @ 45 Exp 2/24/14	(45)
(2)	Perrigo Co., Strike @ 165 Exp 2/24/14	(270)
(1)	PetSmart, Inc., Strike @ 67.5 Exp 2/24/14	(15)
(105)	Pfizer, Inc., Strike @ 32 Exp 2/24/14	(734)
(19)	Philip Morris International, Strike @ 85 Exp 2/24/14	(171)
(6)	Phillips 66, Strike @ 77.5 Exp 2/24/14	(240)
(2)	Pioneer Natural Resources Co., Strike @ 190 Exp 2/24/14	(240)
(3)	Pitney Bowes, Inc., Strike @ 25 Exp 2/24/14	(210)
(2)	Plum Creek Timber Co., Inc., Strike @ 45 Exp 2/24/14	(13)
(5)	PNC Financial Services Group, Strike @ 82.5 Exp 2/24/14	(245)
(2)	PPG Industries, Inc., Strike @ 195 Exp 2/24/14	(65)
(6)	PPL Corp., Strike @ 30 Exp 2/24/14	(479)
(4)	Praxair, Inc., Strike @ 135 Exp 2/24/14	(40)
(2)	Precision Castparts Corp., Strike @ 280 Exp 2/24/14	(30)
(3)	Principal Financial Group, Inc., Strike @ 49 Exp 2/24/14	(38)
(44)	Procter & Gamble Co., Strike @ 82.5 Exp 2/24/14	(242)
(6)	Progressive Corp., Strike @ 25 Exp 2/24/14	(45)
(6)	Prologis, Inc., Strike @ 38 Exp 2/24/14	(689)

See Notes to Schedules of Investments.

Horizons S&P 500 Covered Call ETF	January 31, 2014
SCHEDULES OF WRITTEN CALL OPTIONS	(Unaudited)

Number of Contracts		Value ($)
Written Call Options
(5)	Prudential Financial, Inc., Strike @ 92.5 Exp 2/24/14	(105)
(2)	Public Storage, Strike @ 160 Exp 2/24/14	(380)
(5)	Pulte Group, Inc., Strike @ 21 Exp 2/24/14	(200)
(1)	PVH Corp., Strike @ 130 Exp 2/24/14	(33)
(27)	Qualcomm, Inc., Strike @ 77.5 Exp 2/24/14	(472)
(3)	Quanta Services, Inc., Strike @ 33 Exp 2/24/14	(105)
(1)	Quest Diagnostics, Inc., Strike @ 55 Exp 2/24/14	(30)
(2)	Range Resources Corp., Strike @ 87.5 Exp 2/24/14	(360)
(4)	Raytheon Co., Strike @ 92.5 Exp 2/24/14	(1,349)
(2)	Red Hat, Inc., Strike @ 60 Exp 2/24/14	(70)
(1)	Regeneron Pharmaceuticals, Inc., Strike @ 315 Exp 2/24/14	(410)
(18)	Regions Financial Corp., Strike @ 11 Exp 2/24/14	(45)
(5)	Reynolds American, Inc., Strike @ 50 Exp 2/24/14	(200)
(2)	Robert Half International, Inc., Strike @ 45 Exp 2/24/14	(35)
(1)	Rockwell Automation, Inc., Strike @ 120 Exp 2/24/14	(43)
(2)	Rockwell Collins, Inc., Strike @ 80 Exp 2/24/14	(20)
(1)	Roper Industries, Inc., Strike @ 145 Exp 2/24/14	(78)
(2)	Ross Stores, Inc., Strike @ 72.5 Exp 2/24/14	(30)
(2)	Rowan Cos. PLC, Strike @ 34 Exp 2/24/14	(25)
(4)	Safeway, Inc., Strike @ 34 Exp 2/24/14	(150)
(9)	Salesforce.com, Inc., Strike @ 62.5 Exp 2/24/14	(1,007)
(3)	SanDisk Corp., Strike @ 77.5 Exp 2/24/14	(33)
(21)	Schlumberger, Ltd., Strike @ 92.5 Exp 2/24/14	(598)
(1)	Scripps Networks Interactive, Inc., Strike @ 75 Exp 2/24/14	(125)
(3)	Seagate Technology PLC, Strike @ 62.5 Exp 2/24/14	(9)
(3)	Sealed Air Corp., Strike @ 35 Exp 2/24/14	(38)
(3)	Sempra Energy, Strike @ 95 Exp 2/24/14	(210)
(1)	Sherwin-Williams Co., Strike @ 200 Exp 2/24/14	(25)
(1)	Sigma-Aldrich Corp., Strike @ 95 Exp 2/24/14	(105)
(4)	Simon Property Group, Inc., Strike @ 160 Exp 2/24/14	(166)
(14)	Southern Co., Strike @ 42 Exp 2/24/14	(336)
(8)	Southwest Airlines Co., Strike @ 22 Exp 2/24/14	(160)
(5)	Southwestern Energy Co., Strike @ 41 Exp 2/24/14	(463)
(10)	Spectra Energy Corp., Strike @ 36 Exp 2/24/14	(524)
(4)	St. Jude Medical, Inc., Strike @ 70 Exp 2/24/14	(10)
(2)	Stanley Black & Decker, Inc., Strike @ 85 Exp 2/24/14	(10)
(7)	Staples, Inc., Strike @ 14 Exp 2/24/14	(53)
(9)	Starbucks Corp., Strike @ 77.5 Exp 2/24/14	(90)
(2)	Starwood Hotels & Resorts Worldwide, Inc., Strike @ 80 Exp 2/24/14	(80)
(5)	State Street Corp., Strike @ 75 Exp 2/24/14	(30)
(1)	Stericycle, Inc., Strike @ 120 Exp 2/24/14	(130)
(4)	Stryker Corp., Strike @ 80 Exp 2/24/14	(190)
(6)	SunTrust Banks, Inc., Strike @ 40 Exp 2/24/14	(27)
(7)	Symantec Corp., Strike @ 24 Exp 2/24/14	(28)
(5)	Sysco Corp., Strike @ 37 Exp 2/24/14	(75)
(3)	T. Rowe Price Group, Inc., Strike @ 85 Exp 2/24/14	(38)
(10)	Target Corp., Strike @ 62.5 Exp 2/24/14	(40)
(6)	TE Connectivity, Ltd., Strike @ 60 Exp 2/24/14	(105)
(1)	Tenet Healthcare Corp., Strike @ 50 Exp 2/24/14	(28)
(2)	Teradata Corp., Strike @ 50 Exp 2/24/14	(40)
(1)	Tesoro Corp., Strike @ 55 Exp 2/24/14	(79)
(9)	Texas Instruments, Inc., Strike @ 44 Exp 2/24/14	(194)
(3)	Textron, Inc., Strike @ 37 Exp 2/24/14	(111)
(2)	The ADT Corp., Strike @ 41 Exp 2/24/14	(5)
(11)	The Boeing Co., Strike @ 145 Exp 2/24/14	(94)
(10)	The Charles Schwab Corp., Strike @ 27 Exp 2/24/14	(75)
(4)	The Chubb Corp., Strike @ 95 Exp 2/24/14	(14)
(14)	The Dow Chemical Co., Strike @ 45 Exp 2/24/14	(1,959)
(2)	The Hershey Co., Strike @ 100 Exp 2/24/14	(247)
(17)	The Home Depot, Inc., Strike @ 82.5 Exp 2/24/14	(128)
(4)	The Interpublic Group of Cos., Inc., Strike @ 18 Exp 2/24/14	(50)
(1)	The J.M. Smucker Co., Strike @ 100 Exp 2/24/14	(78)
(2)	The Macerich Co., Strike @ 60 Exp 2/24/14	(40)
(4)	The Mosaic Co., Strike @ 50 Exp 2/24/14	(48)
(1)	The NASDAQ OMX Group, Inc., Strike @ 41 Exp 2/24/14	(18)
(26)	The Walt Disney Co., Strike @ 77.5 Exp 2/24/14	(779)

See Notes to Schedules of Investments.

Horizons S&P 500 Covered Call ETF	January 31, 2014
SCHEDULES OF WRITTEN CALL OPTIONS	(Unaudited)

Number of Contracts		Value ($)
Written Call Options
(5)	Thermo Fisher Scientific, Inc., Strike @ 120 Exp 2/24/14	(350)
(1)	Tiffany & Co., Strike @ 90 Exp 2/24/14	(17)
(4)	Time Warner Cable, Inc., Strike @ 140 Exp 2/24/14	(190)
(14)	Time Warner, Inc., Strike @ 67.5 Exp 2/24/14	(336)
(6)	TJX Cos., Inc., Strike @ 62.5 Exp 2/24/14	(60)
(1)	Torchmark Corp., Strike @ 80 Exp 2/24/14	(33)
(4)	Transocean, Ltd., Strike @ 48 Exp 2/24/14	(44)
(5)	Travelers Cos., Inc., Strike @ 90 Exp 2/24/14	(13)
(1)	TripAdvisor, Inc., Strike @ 92.5 Exp 2/24/14	(45)
(22)	Twenty-First Century Fox, Inc., Strike @ 33 Exp 2/24/14	(934)
(5)	Tyco International, Ltd., Strike @ 42 Exp 2/24/14	(123)
(4)	Tyson Foods, Inc., Strike @ 37 Exp 2/24/14	(440)
(20)	U.S. BanCorp, Strike @ 42 Exp 2/24/14	(150)
(2)	U.S. Steel Corp., Strike @ 30 Exp 2/24/14	(30)
(5)	Union Pacific Corp., Strike @ 170 Exp 2/24/14	(2,937)
(8)	United Parcel Service, Inc., Strike @ 100 Exp 2/24/14	(96)
(8)	United Technologies Corp., Strike @ 115 Exp 2/24/14	(1,023)
(16)	UnitedHealth Group, Inc., Strike @ 75 Exp 2/24/14	(823)
(4)	Unum Group, Strike @ 36 Exp 2/24/14	(50)
(1)	Urban Outfitters, Inc., Strike @ 38 Exp 2/24/14	(33)
(8)	Valero Energy Corp., Strike @ 55 Exp 2/24/14	(328)
(1)	Varian Medical Systems, Inc., Strike @ 85 Exp 2/24/14	(33)
(4)	Ventas, Inc., Strike @ 65 Exp 2/24/14	(190)
(2)	VeriSign, Inc., Strike @ 65 Exp 2/24/14	(28)
(46)	Verizon Communications, Inc., Strike @ 50 Exp 2/24/14	(988)
(2)	Vertex Pharmaceuticals, Inc., Strike @ 85 Exp 2/24/14	(250)
(5)	VF Corp., Strike @ 62.5 Exp 2/24/14	(200)
(6)	Viacom, Inc., Strike @ 87.5 Exp 2/24/14	(135)
(5)	Visa, Inc., Strike @ 230 Exp 2/24/14	(440)
(2)	Vornado Realty Trust, Strike @ 95 Exp 2/24/14	(75)
(1)	Vulcan Materials Co., Strike @ 60 Exp 2/24/14	(330)
(1)	W.W. Grainger, Inc., Strike @ 270 Exp 2/24/14	(13)
(9)	Walgreen Co., Strike @ 60 Exp 2/24/14	(284)
(19)	Wal-Mart Stores, Inc., Strike @ 77.5 Exp 2/24/14	(522)
(5)	Waste Management, Inc., Strike @ 44 Exp 2/24/14	(50)
(1)	Waters Corp., Strike @ 105 Exp 2/24/14	(450)
(3)	WellPoint, Inc., Strike @ 87.5 Exp 2/24/14	(383)
(55)	Wells Fargo & Co., Strike @ 47 Exp 2/24/14	(769)
(3)	Western Digital Corp., Strike @ 95 Exp 2/24/14	(92)
(5)	Western Union Co., Strike @ 17 Exp 2/24/14	(63)
(7)	Weyerhaeuser Co., Strike @ 32 Exp 2/24/14	(35)
(1)	Whirlpool Corp., Strike @ 165 Exp 2/24/14	(7)
(5)	Whole Foods Market, Inc., Strike @ 55 Exp 2/24/14	(472)
(11)	Williams Cos., Inc., Strike @ 41 Exp 2/24/14	(945)
(3)	WPX Energy, Inc., Strike @ 20 Exp 2/24/14	(135)
(1)	Wyndham Worldwide Corp., Strike @ 75 Exp 2/24/14	(48)
(1)	Wynn Resorts, Ltd., Strike @ 220 Exp 2/24/14	(502)
(3)	Xilinx, Inc., Strike @ 49 Exp 2/24/14	(48)
(4)	XL Group PLC, Strike @ 31 Exp 2/24/14	(26)
(2)	Xylem, Inc., Strike @ 40 Exp 2/24/14	(10)
(15)	Yahoo!, Inc., Strike @ 43 Exp 2/24/14	(83)
(6)	Yum! Brands, Inc., Strike @ 75 Exp 2/24/14	(114)
(2)	Zimmer Holdings, Inc., Strike @ 100 Exp 2/24/14	(35)
(2)	Zions Bancorp, Strike @ 31 Exp 2/24/14	(13)
(8)	Zoetis, Inc., Strike @ 33 Exp 2/24/14	(80)
Total Written Call Options (Premiums Received $247,371)		$(124,488)

MINI	Mini Options are physically-settled option contracts overlying 10 shares of a security.

See Notes to Schedules of Investments.

Horizons S&P Financial Select Sector Covered Call ETF	January 31, 2014
SCHEDULES OF PORTFOLIO INVESTMENTS	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS 100.0%
Capital Markets 13.2%
Ameriprise Financial, Inc.	310	32,748
Bank of New York Mellon Corp.	1,787	57,113
BlackRock, Inc., Class A	195	58,592
Franklin Resources, Inc.	630	32,766
Goldman Sachs Group, Inc.	646	106,021
Invesco, Ltd.	692	23,009
Legg Mason, Inc.	170	7,200
Morgan Stanley	2,174	64,154
Northern Trust Corp.	353	21,258
State Street Corp.	700	46,865
T. Rowe Price Group, Inc.	404	31,690
The Charles Schwab Corp.	1,800	44,676
		526,092

Commercial Banks 18.0%
BB&T Corp.	1,097	41,039
Comerica, Inc.	290	13,282
Fifth Third BanCorp	1,397	29,365
Huntington Bancshares, Inc.	1,309	11,873
KeyCorp	1,436	18,323
M&T Bank Corp.	203	22,637
PNC Financial Services Group	827	66,061
Regions Financial Corp.	2,177	22,140
SunTrust Banks, Inc.	844	31,245
U.S. BanCorp	2,852	113,310
Wells Fargo & Co.	7,491	339,641
Zions BanCorp.	292	8,395
		717,311

Consumer Finance 6.1%
American Express Co.	1,438	122,258
Capital One Financial Corp.	907	64,043
Discover Financial Services, Inc.	752	40,345
SLM Corp.	681	15,500
		242,146

Diversified Financial Services 22.7%
Bank of America Corp.	16,649	278,871
Citigroup, Inc.	4,722	223,964
E*Trade Financial Corp. *	450	9,009
IntercontinentalExchange Group, Inc.	176	36,747
JPMorgan Chase & Co.	5,836	323,081
Leucadia National Corp.	485	13,255
Moody's Corp.	302	22,523
		907,450

Diversified Telecommunication Services 1.3%
American Tower Corp.	617	49,903
		49,903

Insurance 25.7%
ACE, Ltd.	531	49,813
AFLAC, Inc.	720	45,202
Allstate Corp.	722	36,966
American International Group, Inc.	2,293	109,973
AON PLC	479	38,540
Assurant, Inc.	118	7,711
Berkshire Hathaway, Inc., Class B *	2,790	311,365
Cincinnati Financial Corp.	231	11,192
Genworth Financial, Inc., Class A *	773	11,402
Hartford Financial Services Group, Inc.	715	23,774
Lincoln National Corp.	414	19,884
Loews Corp.	479	21,359

Security Description	Shares	Value ($)
COMMON STOCKS , Continued
Insurance, continued
Marsh & McLennan Cos., Inc.	857	39,173
MetLife, Inc.	1,735	85,102
Principal Financial Group, Inc.	428	18,648
Progressive Corp.	867	20,149
Prudential Financial, Inc.	720	60,761
The Chubb Corp.	399	33,734
Torchmark Corp.	144	10,822
Travelers Cos., Inc.	580	47,142
Unum Group	411	13,234
XL Group PLC	447	12,847
		1,028,790

Media 0.8%
McGraw-Hill Cos., Inc.	431	32,773
		32,773

Real Estate Investment Trusts (REITs) 10.5%
Apartment Investment & Management Co., Class A	230	6,433
AvalonBay Communities, Inc.	193	23,836
Boston Properties, Inc.	237	25,617
Equity Residential (REIT)	530	29,351
HCP, Inc.	708	27,718
Health Care REIT, Inc.	450	26,064
Host Hotels & Resorts, Inc.	1,165	21,424
Kimco Realty Corp.	643	13,445
Plum Creek Timber Co., Inc.	271	11,672
Prologis, Inc.	778	30,155
Public Storage	223	35,143
Simon Property Group, Inc.	483	74,789
The Macerich Co.	219	12,395
Ventas, Inc.	458	28,575
Vornado Realty Trust	271	24,886
Weyerhaeuser Co.	915	27,340
		418,843

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	435	11,545
		11,545

Specialized Finance 1.1%
CME Group, Inc.	487	36,408
The NASDAQ OMX Group, Inc.	182	6,943
		43,351

Thrifts & Mortgage Finance 0.3%
Hudson City BanCorp, Inc.	739	6,681
People's United Financial, Inc.	501	7,119
		13,800

TOTAL COMMON STOCKS (Cost $4,011,380)		3,992,004

TOTAL INVESTMENTS (Cost $4,011,380) — 100.0%		3,992,004
Other Net Assets (Liabilities):
Written Call Options — (0.2)%		(9,150)
Other Net Assets — 0.2%		6,181
Total Other Net Assets (Liabilities) — 0.0%		(2,969)
NET ASSETS — 100.0%		$3,989,035

*	Non-income producing security

See Notes to Schedules of Investments.

Horizons S&P Financial Select Sector Covered Call ETF	January 31, 2014
SCHEDULES OF PORTFOLIO INVESTMENTS	(Unaudited)

The Horizons S&P Financial Select Sector Covered Call ETF invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Insurance	$1,028,790	25.7%
Diversified Financial Services	907,450	22.7
Commercial Banks	717,311	18.0
Capital Markets	526,092	13.2
Real Estate Investment Trusts (REITs)	418,843	10.5
Consumer Finance	242,146	6.1
Diversified Telecommunication Services	49,903	1.3
Specialized Finance	43,351	1.1
Media	32,773	0.8
Real Estate Management & Development	11,545	0.3
Thrifts & Mortgage Finance	13,800	0.3
Written Options	(9,150)	(0.2)
Other Net Assets (Liabilities)	6,181	0.2
Total	$3,989,035	100.0%

See Notes to Schedules of Investments.

Horizons S&P Financial Select Sector Covered Call ETF	January 31, 2014
SCHEDULES OF WRITTEN CALL OPTIONS	(Unaudited)

Number of Contracts		Value ($)
Written Call Options (0.2)%
(5)	ACE, Ltd., Strike @ 100 Exp 2/24/14	(75)
(3)	AFLAC, Inc., Strike @ 65 Exp 2/24/14	(114)
(7)	Allstate Corp., Strike @ 55 Exp 2/24/14	(98)
(14)	American Express Co., Strike @ 95 Exp 2/24/14	(77)
(16)	American International Group, Inc., Strike @ 52.5 Exp 2/24/14	(399)
(5)	American Tower Corp., Strike @ 85 Exp 2/24/14	(100)
(2)	Ameriprise Financial, Inc., Strike @ 115 Exp 2/24/14	(65)
(4)	AON PLC, Strike @ 87.5 Exp 2/24/14	(40)
(1)	Assurant, Inc., Strike @ 70 Exp 2/24/14	(15)
(1)	AvalonBay Communities, Inc., Strike @ 125 Exp 2/24/14	(133)
(17)	Bank of New York Mellon Corp., Strike @ 34 Exp 2/24/14	(162)
(6)	BB&T Corp., Strike @ 39 Exp 2/24/14	(54)
(27)	Berkshire Hathaway, Inc., Strike @ 120 Exp 2/24/14	(284)
(1)	BlackRock, Inc., Strike @ 330 Exp 2/24/14	(45)
(2)	Boston Properties, Inc., Strike @ 107.8 Exp 2/24/14	(429)
(8)	Capital One Financial Corp., Strike @ 75 Exp 2/24/14	(116)
(4)	CBRE Group, Inc., Strike @ 28 Exp 2/24/14	(140)
(47)	Citigroup, Inc., Strike @ 55 Exp 2/24/14	(141)
(4)	CME Group, Inc., Strike @ 77.5 Exp 2/24/14	(320)
(2)	Comerica, Inc., Strike @ 50 Exp 2/24/14	(10)
(5)	Discover Financial Services, Inc., Strike @ 55 Exp 2/24/14	(300)
(4)	E*TRADE Financial Corp., Strike @ 22 Exp 2/24/14	(24)
(4)	Equity Residential (REIT), Strike @ 55 Exp 2/24/14	(469)
(9)	Fifth Third BanCorp, Strike @ 22 Exp 2/24/14	(59)
(5)	Franklin Resources, Inc., Strike @ 60 Exp 2/24/14	(25)
(7)	Genworth Financial, Inc., Strike @ 17 Exp 2/24/14	(32)
(5)	Goldman Sachs Group, Inc., Strike @ 180 Exp 2/24/14	(105)
(7)	Hartford Financial Services Group, Inc., Strike @ 37 Exp 2/24/14	(60)
(7)	HCP, Inc., Strike @ 40 Exp 2/24/14	(228)
(4)	Health Care REIT, Inc., Strike @ 57.5 Exp 2/24/14	(379)
(9)	Host Hotels & Resorts, Inc., Strike @ 20 Exp 2/24/14	(23)
(1)	IntercontinentalExchange, Inc., Strike @ 220 Exp 2/24/14	(145)
(5)	Invesco, Ltd., Strike @ 36 Exp 2/24/14	(38)
(58)	JPMorgan Chase & Co., Strike @ 60 Exp 2/24/14	(608)
(11)	KeyCorp, Strike @ 14 Exp 2/24/14	(44)
(1)	Legg Mason, Inc., Strike @ 46 Exp 2/24/14	(10)
(4)	Lincoln National Corp., Strike @ 55 Exp 2/24/14	(32)
(2)	M&T Bank Corp., Strike @ 115 Exp 2/24/14	(105)
(8)	Marsh & McLennan Cos., Strike @ 50 Exp 2/24/14	(100)
(4)	McGraw-Hill Cos., Inc., Strike @ 80 Exp 2/24/14	(280)
(14)	MetLife, Inc., Strike @ 55 Exp 2/24/14	(161)
(3)	Moody's Corp., Strike @ 80 Exp 2/24/14	(161)
(14)	Morgan Stanley, Strike @ 34 Exp 2/24/14	(28)
(2)	Plum Creek Timber Co., Inc., Strike @ 45 Exp 2/24/14	(13)
(4)	PNC Financial Services Group, Strike @ 82.5 Exp 2/24/14	(196)
(4)	Principal Financial Group, Strike @ 50 Exp 2/24/14	(50)
(6)	Progressive Corp., Strike @ 25 Exp 2/24/14	(45)
(7)	Prologis, Inc., Strike @ 39 Exp 2/24/14	(384)
(5)	Prudential Financial, Inc., Strike @ 92.5 Exp 2/24/14	(105)
(2)	Public Storage, Strike @ 160 Exp 2/24/14	(379)
(17)	Regions Financial Corp., Strike @ 11 Exp 2/24/14	(43)
(4)	Simon Property Group, Inc., Strike @ 160 Exp 2/24/14	(166)
(5)	State Street Corp., Strike @ 75 Exp 2/24/14	(30)
(8)	SunTrust Banks, Inc., Strike @ 41 Exp 2/24/14	(24)
(3)	T. Rowe Price Group, Inc., Strike @ 85 Exp 2/24/14	(38)
(18)	The Charles Schwab Corp., Strike @ 28 Exp 2/24/14	(45)
(3)	The Chubb Corp., Strike @ 95 Exp 2/24/14	(11)
(2)	The Macerich Co., Strike @ 60 Exp 2/24/14	(40)
(1)	The NASDAQ OMX Group, Inc., Strike @ 42 Exp 2/24/14	(8)
(1)	Torchmark Corp., Strike @ 80 Exp 2/24/14	(33)
(5)	Travelers Companies, Inc., Strike @ 90 Exp 2/24/14	(13)
(20)	U.S. BanCorp, Strike @ 42 Exp 2/24/14	(150)
(4)	Unum Group, Strike @ 36 Exp 2/24/14	(50)
(4)	Ventas, Inc., Strike @ 65 Exp 2/24/14	(190)
(2)	Vornado Realty Trust, Strike @ 95 Exp 2/24/14	(75)

See Notes to Schedules of Investments.

Horizons S&P Financial Select Sector Covered Call ETF	January 31, 2014
SCHEDULES OF WRITTEN CALL OPTIONS	(Unaudited)

Number of Contracts		Value ($)
Written Call Options
(54)	Wells Fargo & Co., Strike @ 47 Exp 2/24/14	(755)
(7)	Weyerhaeuser Co., Strike @ 32 Exp 2/24/14	(35)
(4)	XL Group PLC, Strike @ 31 Exp 2/24/14	(26)
(2)	Zions Bancorp, Strike @ 31 Exp 2/24/14	(13)
Total Written Call Options (Premiums Received $27,516)		$(9,150)

See Notes to Schedules of Investments.

Exchange Traded Concepts Trust II	January 31, 2014
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	(Unaudited)

1. Organization

Exchange Traded Concepts Trust II (the “Trust”) was organized on April 4, 2012 as a Delaware statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non diversified open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust has registered its shares in three separate series: the Horizons S&P 500® Covered Call ETF (the “S&P 500 Fund”), the Horizons S&P Financial Select Sector Covered Call ETF (the “Financial Sector Fund”) and the Horizons S&P Energy Select Sector Covered Call ETF (the “Energy Sector Fund”) (individually referred to as a “Fund,” or collectively as the “Funds"). Each Fund is a passively managed exchange-traded fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. As of January 31, 2014, only the S&P 500 and the Financial Sector Fund had commenced operations.

The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index (each, a “Reference Index”). The Reference Index for the S&P 500 Fund is the S&P 500 Stock Covered Call Index, and the Reference Index for the Financial Sector Fund is the S&P 500 Financial Sector Stock Covered Call Index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. There is no assurance that each Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The preparation of the Schedule of Investments is in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Schedules of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedules of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

A Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. A Fund's written options are valued using the midpoint between the last highest bid and the last lowest ask quotation for the current day. Horizons ETF Management (USA) LLC (the “Sub-Adviser”) may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Funds' Valuation Committee, in accordance with the Funds' Board-approved valuation guidelines to determine a security’s fair value. In determining such value the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by a Fund’s underlying Reference Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s underlying Reference Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Exchange Traded Concepts Trust II	January 31, 2014
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2014, for the Funds based upon the three levels defined above:

S&P 500 Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stock	$25,843,805	$–	$–	$25,843,805
Exchange Traded Fund	17,818	–	–	17,818
Total Investment Securities	25,861,623	–	–	25,861,623
Other Financial Instruments:
Written Call Options	(124,488)	–	–	(124,488)
Total Investments	$25,737,135	$–	$–	$25,737,135

Financial Sector Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stock	$3,992,004	$–	$–	$3,992,004
Total Investment Securities	3,992,004	–	–	3,992,004
Other Financial Instruments:
Written Call Options	(9,150)	–	–	(9,150)
Total Investments	$3,982,854	$–	$–	$3,982,854

Please refer to the Schedule of Portfolio Investments to view equity securities segregated by industry type. Each Fund's policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2, or 3 for the period ended January 31, 2014. As of January 31, 2014, no securities were categorized as Level 2 or Level 3.

Options

Each Fund will write call options on up to 100% of each of the option eligible securities in the Reference Index, in an attempt to generate more income (the premium paid by the buyer of the option) from the security that it would otherwise provide on its own from dividends or other distributions. The following discussion describes generally the characteristics of purchased and written options (including calls and puts) and the general risks of using options.

An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or “OTC” options). A financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

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Exchange Traded Concepts Trust II	January 31, 2014
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that when purchased the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

When a Fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when a Fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The S&P 500 Fund had the following transactions in written options during the period ended January 31, 2014:

	Number of Contracts	Premiums Received
Options outstanding at June 24, 2013*	-	$-
Options written	(26,535)	(1,567,298)
Options closed	21,756	1,239,798
Options exercised	924	70,693
Options expired	202	9,436
Options outstanding at January 31, 2014	(3,653)	$(247,371)

*	Commencement of operations.

The Financial Sector Fund had the following transactions in written options during the period ended January 31, 2014.

	Number of Contracts	Premiums Received
Options outstanding at November 18, 2013*	-	$-
Options written	(1,815)	(98,569)
Options closed	1,229	70,291
Options exercised	25	762
Options outstanding at January 31, 2014	(561)	$(27,516)

*	Commencement of operations.

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Exchange Traded Concepts Trust II	January 31, 2014
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Investment Transactions

For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

 3. Principal Risks

As with any investment, you could lose all or part of your investment in the Funds and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus.

Index Risk: Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk: Securities in an Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Index.

Writing Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Funds will give up the opportunity to benefit from potential increases in the value of the securities in the underlying index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Funds may be unable to write options at times that may be desirable or advantageous to the Funds to do so.

Industry Concentration Risk: To the extent that a Reference Index is concentrated in a particular industry. The Funds also will be concentrated in the industry, which may subject the Funds to a greater loss as a result of adverse economic, business, or other developments affecting that industry.

Passive Investment Risk: The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify, or control the risks associated with investing in stocks of companies in the Reference Index.

Premium/Discount Risk: Although it is expected that the market price of the Funds' shares typically will approximate its NAV, there may be times when the market price and NAV differ and the Funds' shares may trade at a premium or discount NAV.

4. Federal Income Tax Information

At January 31, 2014, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
S&P 500 Fund	$24,635,514	$1,996,338	$(770,229)	$1,226,109
Financial Sector Fund	4,044,158	74,173	(126,327)	(52,154)

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Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust II

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	March 24, 2014

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	March 24, 2014